Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Leases [Abstract]
Operating Leases, rent expense, minimum rentals	$ 29.4	$ 20.1	$ 18.9